Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For information on our executive compensation program and the Compensation Committee’s approach, refer to “Executive Compensation.”

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(6)	Net Income (Loss)(7)
2026	$495,000	$694,467	$222,896	$300,231	$90.88	$3,627,402
2025	$495,000	$1,140,142	$230,013	$484,960	$117.65	$(839,929)
2024	$1,455,000	$596,549	$612,404	$281,622	$69.36	$(2,041,926)

____________

(1)      For each of the three fiscal years presented in the above table, Choi Lin Hung was our Principal Executive Officer, or “PEO,” and our non-PEO named executive officers, or the “Non-PEO NEOs,” were Gilbert K. Lee, Wei (“Kitty”) Yang, and Ng Tsze Lun.

(2)      The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables.”

(3)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2026	$495,000	$—	$199,467	$694,467
2025	$495,000	$—	$645,142	$1,140,142
2024	$1,455,000	$960,000	$101,549	$596,549

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Changes in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years’ that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$(163,200)	$362,667	$—	$—	$—	$199,467
2025	$—	$108,800	$493,842	$42,500	$—	$—	$645,142
2024	$6,260	$(205,000)	$300,389	$—	$—	$—	$101,549

(4)      The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(5)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$222,896	$—	$77,335	$300,231
2025	$230,013	$—	$254,947	$484,960
2024	$612,404	$372,200	$41,418	$281,622

____________

(a)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Current Year Equity Awards at Year End	Average Change in Fair Value of Prior Years’ Equity Awards/ Unvested at Year End	Average Fair Value as of Vesting Date of Current Year Equity Awards	Average Change in Fair Value of Prior Years’ Equity Awards that Vested in the Year	Average Fair Value at the End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2026	$—	$(63,274)	$140,609	$—	$—	$—	$77,335
2025	$—	$42,183	$195,311	$17,453	$—	$—	$254,947
2024	$2,427	$(84,187)	$123,178	$—	$—	$—	$41,418

(6)      The Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 and is calculated in accordance with Item 201(e) of Regulation S-K over the measurement periods beginning on March 31, 2023 and ending on December 31, 2026, 2025, and 2024, respectively.

(7)      The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	[1],[2]	$ 495,000	$ 495,000	$ 1,455,000
PEO Actually Paid Compensation Amount	[1],[3]	$ 694,467	1,140,142	596,549
Adjustment To PEO Compensation, Footnote

(3)      The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2026	$495,000	$—	$199,467	$694,467
2025	$495,000	$—	$645,142	$1,140,142
2024	$1,455,000	$960,000	$101,549	$596,549

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Changes in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years’ that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$(163,200)	$362,667	$—	$—	$—	$199,467
2025	$—	$108,800	$493,842	$42,500	$—	$—	$645,142
2024	$6,260	$(205,000)	$300,389	$—	$—	$—	$101,549

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 222,896	230,013	612,404
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[5]	$ 300,231	484,960	281,622
Adjustment to Non-PEO NEO Compensation Footnote

(5)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$222,896	$—	$77,335	$300,231
2025	$230,013	$—	$254,947	$484,960
2024	$612,404	$372,200	$41,418	$281,622

____________

(a)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Current Year Equity Awards at Year End	Average Change in Fair Value of Prior Years’ Equity Awards/ Unvested at Year End	Average Fair Value as of Vesting Date of Current Year Equity Awards	Average Change in Fair Value of Prior Years’ Equity Awards that Vested in the Year	Average Fair Value at the End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2026	$—	$(63,274)	$140,609	$—	$—	$—	$77,335
2025	$—	$42,183	$195,311	$17,453	$—	$—	$254,947
2024	$2,427	$(84,187)	$123,178	$—	$—	$—	$41,418

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	[1],[6]	$ 90.88	117.65	69.36
Net Income (Loss)	[1],[7]	$ 3,627,402	(839,929)	(2,041,926)
PEO Name		Choi Lin Hung
Equity Awards Adjustments, Footnote		The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	$ 199,467	645,142	101,549
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]			960,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,260
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(163,200)	108,800	(205,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		362,667	493,842	300,389
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	77,335	254,947	41,418
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				372,200
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(63,274)	42,183	(84,187)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		140,609	195,311	123,178
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,453
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	For each of the three fiscal years presented in the above table, Choi Lin Hung was our Principal Executive Officer, or “PEO,” and our non-PEO named executive officers, or the “Non-PEO NEOs,” were Gilbert K. Lee, Wei (“Kitty”) Yang, and Ng Tsze Lun.
[2]	The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables.”
[3]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2026	$495,000	$—	$199,467	$694,467
2025	$495,000	$—	$645,142	$1,140,142
2024	$1,455,000	$960,000	$101,549	$596,549

____________

(a)      The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Changes in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years’ that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$(163,200)	$362,667	$—	$—	$—	$199,467
2025	$—	$108,800	$493,842	$42,500	$—	$—	$645,142
2024	$6,260	$(205,000)	$300,389	$—	$—	$—	$101,549

[4]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
[5]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2026	$222,896	$—	$77,335	$300,231
2025	$230,013	$—	$254,947	$484,960
2024	$612,404	$372,200	$41,418	$281,622

____________

(a)      The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Current Year Equity Awards at Year End	Average Change in Fair Value of Prior Years’ Equity Awards/ Unvested at Year End	Average Fair Value as of Vesting Date of Current Year Equity Awards	Average Change in Fair Value of Prior Years’ Equity Awards that Vested in the Year	Average Fair Value at the End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2026	$—	$(63,274)	$140,609	$—	$—	$—	$77,335
2025	$—	$42,183	$195,311	$17,453	$—	$—	$254,947
2024	$2,427	$(84,187)	$123,178	$—	$—	$—	$41,418

[6]	The Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 and is calculated in accordance with Item 201(e) of Regulation S-K over the measurement periods beginning on March 31, 2023 and ending on December 31, 2026, 2025, and 2024, respectively.
[7]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year	Changes in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years’ that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2026	$—	$(163,200)	$362,667	$—	$—	$—	$199,467
2025	$—	$108,800	$493,842	$42,500	$—	$—	$645,142
2024	$6,260	$(205,000)	$300,389	$—	$—	$—	$101,549

[9]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Fair Value of Current Year Equity Awards at Year End	Average Change in Fair Value of Prior Years’ Equity Awards/ Unvested at Year End	Average Fair Value as of Vesting Date of Current Year Equity Awards	Average Change in Fair Value of Prior Years’ Equity Awards that Vested in the Year	Average Fair Value at the End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or other Earnings Paid during the Year on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2026	$—	$(63,274)	$140,609	$—	$—	$—	$77,335
2025	$—	$42,183	$195,311	$17,453	$—	$—	$254,947
2024	$2,427	$(84,187)	$123,178	$—	$—	$—	$41,418